Financial and capital risk management - Maturity Profile of Company's financial liabilities based on contractual terms, and associated current financial assets (Details) - Liquidity risk - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Maturity profile of Company's financial liabilities based on contractual terms, and associated current financial assets
Expected future interest payments	$ 31	$ 39	$ 7	$ 871
Lease liabilities - undiscounted	1,007	1,312	139	5,757
Trade and other payables	28,498	18,589	21,919	25,623
Total	29,536	19,940	22,065	32,251
Current financial assets	10,369	2,771	9,138	8,333
After 2 years
Maturity profile of Company's financial liabilities based on contractual terms, and associated current financial assets
Lease liabilities - undiscounted	2
Total	2
Due 1 - 2 years
Maturity profile of Company's financial liabilities based on contractual terms, and associated current financial assets
Expected future interest payments	3	2	2	348
Lease liabilities - undiscounted	129	228	29	2,180
Total	132	230	31	2,528
Due 0 - 1 years
Maturity profile of Company's financial liabilities based on contractual terms, and associated current financial assets
Expected future interest payments	28	37	5	523
Lease liabilities - undiscounted	876	1,084	110	3,577
Trade and other payables	28,498	18,589	21,919	25,623
Total	29,402	19,710	22,034	29,723
Current financial assets	$ 10,369	$ 2,771	$ 9,138	$ 8,333